Employee Benefit Plan, Fair Value and NAV Practical Expedient (Details) - EPB 012 [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 3,571	$ 3,165
Regions Stock Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	340	320
Mutual Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,024	899
Common Collective Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,207	1,946
Total Asset in the fair value hierarchy
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,364	1,219
Fair Value, Inputs, Level 1 | Regions Stock Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	340	320
Fair Value, Inputs, Level 1 | Mutual Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,024	899
Fair Value, Inputs, Level 1 | Total Asset in the fair value hierarchy
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,364	1,219
Fair Value Measured at Net Asset Value Per Share
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,207	1,946
Fair Value Measured at Net Asset Value Per Share | Morley Stable Value Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	238	254
Fair Value Measured at Net Asset Value Per Share | Pioneer Large Cap Core Equity Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	153	132
Fair Value Measured at Net Asset Value Per Share | Pioneer US Balanced Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	142	136
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2005 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	4	3
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2010 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	2	2
Fair Value Measured at Net Asset Value Per Share | T. Rowe Retirement 2015 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	7	8
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2020 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	26	24
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2025 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	75	72
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2030 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	123	109
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2035 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	169	135
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2040 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	165	132
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2045 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	173	135
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2050 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	143	112
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirment 2055 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	105	83
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2060 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	65	49
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2065 Trust
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	18	11
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Large Cap Growth
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	396	357
Fair Value Measured at Net Asset Value Per Share | BNYM EB US Sa=mall-Mid Cap Growth Equity Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	108	102
Fair Value Measured at Net Asset Value Per Share | Victory Integrity Small/Mid Cap Value
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	89	89
Fair Value Measured at Net Asset Value Per Share | Harding Loevner International Equity
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 6	$ 1